CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

	As of December 31,
	2023	2022
	US$’000	US$’000
Cash on hand and cash at banks	37,970	54,017
Balances per statement of cash flows	37,970	54,017